October 11, 1996


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

RE:  Rule 24f-2 Notice for Series of
	Eaton Vance Municipals Trust
	with August 31 Fiscal Year Ends
	1933 Act File No. 33-572
	1940 Act File No. 811-4409

	In accordance with the provisions of Rule 24f-2 under the Investment Company Act of 1940, Eaton Vance Municipals Trust hereby files its Rule 24f-2 Notice on behalf of its series with August 31 fiscal year ends.

	This Rule 24f-2 Notice is being filed for series of the Trust whose fiscal year ended August 31, 1996 ("Fiscal Year").

	No shares of the Trust's series which have been registered under the Securities Act of 1933 (other than pursuant to Rule 24f-2) remained unsold at the beginning of the Fiscal Year.

	8,000,806 shares of the Trust's series, with an aggregate value of $82,168,278, were registered during the Fiscal Year pursuant to Rule 24e-2.

	6,152,102 shares of the Trust's series, with an aggregate sales price of $63,312,857, were sold during the Fiscal Year in reliance upon the Declaration of the Trust pursuant to Rule 24f-2 which registered an indefinite amount of securities. Attached to this Rule 24f-2 Notice, and made part hereof, is an opinion of counsel indicating that the securities, the registration of which the Notice makes definite in number, were legally issued, fully paid, and non-assessable by the Trust.

	2,982,433 shares of the Trust's series, with an aggregate sales price of $30,656,886, were issued during the Fiscal Year in connection with the Trust's dividend reinvestment plan.

	For the Fiscal Year, the Trust's series sold an aggregate of 9,134,535 shares, including those issued pursuant to its dividend reinvestment plan, with an aggregate sales price of $93,969,743.

	In accordance with subsection (c) of Rule 24f-2, no fee is required since the actual aggregate sale price for which such securities were sold during the Fiscal Year, including dividend reinvestments, was exceeded by the actual aggregate redemption price of the shares redeemed by the Trust's series during the Fiscal Year.

Rule 24f-2 Notice for Series of	                       Page 2
Eaton Vance Municipals Trust
with August 31 Fiscal Year Ends
1933 Act File No. 33-572
1940 Act File no. 811-4409

Aggregate Sale Price for Shares
Sold During Fiscal Year Pursuant to
Rule 24f-2                                        $ 63,312,857

Aggregate Price of Shares Issued
During Fiscal Year In Connection
with Dividend Reinvestment Plans				  30,656,886

Aggregate Price of Shares Sold				$ 93,969,743

Reduced by the Difference Between

(1)  Aggregate Redemption Price of
     Shares Redeemed During the
     Fiscal Period							 205,945,266


and

(2)  Aggregate Redemption Price of
     Redeemed Shares Previously
	Applied by Trust Pursuant to
	Rule 24e-2(a) in Filings Made
    	Pursuant to Section 24(e)(1) of
	Investment Company Act of 1940                          0

Equals	          					     $(102,207,838)


Any questions regarding the matter should by addressed to Jim Thebado, Eaton Vance Management, 24 Federal Street, Boston, Massachusetts 02110.


								Sincerely,



								Barbara E. Campbell
								Assistant Treasurer

October 11, 1996


OPINION OF COUNSEL


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

RE:  Rule 24f-2 Notice for Series of
	Eaton Vance Municipals Trust
	with August 31 Fiscal Year Ends
	1933 Act File No. 33-572
	1940 Act File No. 811-4409


Gentlemen:

In connection with the filing of a Notice pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, making definite the registration under the Securities Act of 1933, the Trust sold 9,134,535 shares, including those pursuant to its dividend reinvestment plan, in reliance upon said Rule 24f-2 during the fiscal year ended August 31, 1996, it is the opinion of the undersigned that such shares were legally issued, fully paid and nonassessable.


							Sincerely,



							H. Day Brigham, Jr.
							Vice President and
							Chairman of the Executive Committee
							Member of Massachusetts and New York
							Bars